Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 CNY (¥)
Summary of Significant Accounting Policies (Textual)
Foreign currency translation, description	The balance sheet amounts, with the exception of equity, on December 31, 2019 and 2018, were translated at 6.9632 RMB and 6. 8785 RMB to $1.00, respectively. The equity accounts were stated at their historical rates. The average translation rates applied to statements of operations and comprehensive income (loss) accounts for the years ended December 31, 2019, 2018 and 2017 were 6.9098 RMB, 6.6199 RMB, and 6.7563 RMB to $1.00, respectively. Cash flows were also translated at average translation rates for the periods and, therefore, amounts reported on the statement of cash flows would not necessarily agree with changes in the corresponding balances on the consolidated balance sheet. The transactions dominated in HKD are immaterial.
Bad debt expenses	$ 125,180	$ 0	$ 0
Inventories	1,113,783
Operating lease right-of-use asset	121,777
Operating lease liabilities	$ 121,777
Business tax rate	3.00%
VAT payable	$ 80,993	37,586
Total expenses	16,710	11,903	$ 8,841
Accrued contribution	$ 0	$ 917
Income tax benefit, percentage	50.00%
RMB [Member]
Summary of Significant Accounting Policies (Textual)
Underpayment of taxes | ¥				¥ 100,000